FAIR VALUE MEASUREMENTS - (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Credit spread percentage	6.67%
Maximum [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Fair value of promissory notes discount rate	13.85%
Minimum [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Fair value of promissory notes discount rate	11.63%